Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001845097
Registrant Name	Ardagh Metal Packaging S.A.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES